Average Annual Total Returns{- Fidelity Flex® International Index Fund} - 10.31 Fidelity Flex International Index Fund PRO-09 - Fidelity Flex® International Index Fund	Fidelity Flex International Index Fund-Default Return Before Taxes Past 1 year	Fidelity Flex International Index Fund-Default Return Before Taxes Since Inception		Fidelity Flex International Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex International Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex International Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex International Index Fund-Default After Taxes on Distributions and Sales Since Inception		MS112 Past 1 year	MS112 Since Inception
Total	21.42%	8.71%	[1]	20.81%	8.20%	[1]	13.31%	6.77%	[1]	21.74%	8.98%	[1]

[1]	(a)From March 9, 2017